Document and Entity Information	9 Months Ended
Sep. 30, 2011
Document Information [Line Items]
Document Type	Other
Amendment Flag	false
Document Period End Date	Sep. 30, 2011
Trading Symbol	APTS
Entity Registrant Name	PREFERRED APARTMENT COMMUNITIES INC
Entity Central Index Key	0001481832
Entity Filer Category	Non-accelerated Filer